SUBSEQUENT EVENTS (Details) - Subsequent Event - AlsoEnergy, Inc $ in Millions	Feb. 01, 2022 USD ($)
Subsequent Event [Line Items]
Percent of outstanding shares acquired	100.00%
Aggregate purchase price	$ 695.0
Cash percentage	75.00%
Common Stock
Subsequent Event [Line Items]
Share percentage	25.00%